Preferred and Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 11, 2013	Nov. 30, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Value of shares repurchased					$ (221)
Common Stock Shares Issued			104,261,029	103,255,409
Preferred stock shares outstanding			8,479	8,479
Common stock shares outstanding			104,261,029	103,255,409
Navios Holdings
Limit of share repurchase program		25,000
Number of shares repurchased					73,651
Value of shares repurchased					221
Exercised number of shares				29,251
Total amount of shares issued			$ 551	$ 93
Exercise price				$ 3.18
Number of restricted common stock issued to employees	856,437			801,028
Number of restricted stock units issued to employees	30,000			31,000
Number of stock options issued to employees	674,809			1,344,357
Vested restricted stock units			21,463	24,932
Forfeited restricted shares			12,452	9,166
Preferred stock shares outstanding			8,479	8,479
Common stock shares outstanding			104,261,029	103,255,409
First stock issuance
Exercised number of shares			106,032
Exercise price			$ 3.18
Second stock issuance
Exercised number of shares			29,243
Exercise price			$ 3.81
Third stock issuance
Exercised number of shares			10,969
Exercise price			$ 5.87
Fourth stock issuance
Exercised number of shares			7,312
Exercise price			$ 5.15